Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 2,056,751	$ 1,079,355	$ 1,383,533
Investments	277,816	277,310	276,429
Receivables, net	7,767,629	5,215,568	3,378,996
Contract assets	34,211	89,574	88,466
Inventories, net	13,957,173	4,184,019	5,427,302
Prepaid expenses and other current assets	1,274,079	379,875	582,048
Total Current Assets	25,367,659	11,225,701	11,136,774
Property and equipment, net	2,211,600	1,885,206	1,695,311
Operating lease right-of-use assets	4,310,916	2,854,196	3,192,604
Long-term deposits	153,735	82,197	85,691
Intangible assets, net	9,199,053	9,985,129	11,443,897
Goodwill	19,452,270	19,452,270	19,452,270
TOTAL ASSETS	60,695,233	45,484,699	47,006,547
Current Liabilities
Accounts payable and accrued expenses	13,816,421	6,741,769	4,818,672
Contract liabilities	1,905,590	2,353,295	2,547,903
Customer deposits	2,565,877	3,059,658	3,465,259
Current portion of operating lease liabilities	1,075,151	713,100	613,696
Current portion of finance lease liabilities	182,384	185,718	100,652
Current portion of notes payable, net	1,877,409	551,210	692,522
Current portion of convertible notes payable, net	1,447,427
Derivative liabilities	1,322,624
Total Current Liabilities	24,749,424	14,161,291	12,432,466
Operating lease liabilities, net of current portion	3,366,728	2,237,797	2,607,862
Finance lease liabilities, net of current portion	649,186	784,148	455,905
Notes payable, net of current portion	303,498	144,830	251,401
Convertible notes payable, net	25,245,621	24,667,799	26,630,655
Revolving line of credit, net	3,311,558
Deferred tax liability, net	584,000	599,000	2,070,000
TOTAL LIABILITIES	58,210,015	42,594,865	45,449,472
Mezzanine Equity
Series A senior convertible preferred shares			1,655,404
TOTAL MEZZANINE EQUITY			1,655,404
Shareholders’ Equity
Allocation shares	1,000	1,000	1,000
Common shares	785	57	28
Distribution receivable	(2,000,000)	(2,000,000)	(2,000,000)
Additional paid-in capital	57,315,083	43,966,628	21,724,225
Accumulated deficit	(53,255,900)	(41,919,277)	(20,754,394)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ EQUITY	2,491,844	2,601,335	(1,029,141)
NON-CONTROLLING INTERESTS	(6,626)	288,499	930,812
TOTAL SHAREHOLDERS’ EQUITY	2,485,218	2,889,834	(98,329)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	60,695,233	45,484,699	47,006,547
Series A Senior Convertible Preferred Shares
Shareholders’ Equity
Senior convertible preferred shares	190,377	1,338,746
Series B Senior Convertible Preferred Shares
Shareholders’ Equity
Senior convertible preferred shares	240,499	1,214,181
Related Party
Current Liabilities
Due to related parties	193,762	193,762	193,762
Related party note payable	$ 362,779	362,779
Related party note payable, net of current portion			$ 1,001,183